UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-43

DWS Investment Trust

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 09/30/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2007 (Unaudited)

DWS Equity 500 Index Portfolio

	Shares	Value ($)

Common Stocks 99.5%
Consumer Discretionary 9.2%
Auto Components 0.2%
Goodyear Tire & Rubber Co.*	51,596	1,569,034
Johnson Controls, Inc.	53,264	6,291,011

		7,860,045
Automobiles 0.4%
Ford Motor Co.*	565,585	4,801,816
General Motors Corp.	152,371	5,592,016
Harley-Davidson, Inc.	69,751	3,223,194

		13,617,026

Distributors 0.1%
Genuine Parts Co.	46,478	2,323,900
Diversified Consumer Services 0.1%
Apollo Group, Inc. "A"*	38,483	2,314,752
H&R Block, Inc.	87,982	1,863,459

		4,178,211
Hotels Restaurants & Leisure 1.6%
Carnival Corp.	117,497	5,690,380
Darden Restaurants, Inc.	35,680	1,493,565
Harrah's Entertainment, Inc.	50,418	4,382,837
Hilton Hotels Corp.	104,239	4,846,071
International Game Technology	91,564	3,946,408
Marriott International, Inc. "A"	86,064	3,741,202
McDonald's Corp.	320,856	17,477,026
Starbucks Corp.*	201,908	5,289,989
Starwood Hotels & Resorts Worldwide, Inc.	57,112	3,469,554
Wendy's International, Inc.	23,680	826,669
Wyndham Worldwide Corp.	48,114	1,576,215
Yum! Brands, Inc.	139,982	4,735,591

		57,475,507
Household Durables 0.5%
Black & Decker Corp.	17,852	1,487,072
Centex Corp.	32,404	860,974
D.R. Horton, Inc.	75,600	968,436
Fortune Brands, Inc.	40,654	3,312,894
Harman International Industries, Inc.	17,800	1,540,056
KB HOME	20,872	523,052
Leggett & Platt, Inc.	47,066	901,785
Lennar Corp. "A"	37,200	842,580
Newell Rubbermaid, Inc.	74,350	2,142,767
Pulte Homes, Inc.	57,856	787,420
Snap-on, Inc.	15,632	774,409
The Stanley Works	19,853	1,114,349
Whirlpool Corp.	21,577	1,922,511

		17,178,305
Internet & Catalog Retail 0.3%
Amazon.com, Inc.*	83,012	7,732,568
IAC/InterActiveCorp.*	56,200	1,667,454

		9,400,022
Leisure Equipment & Products 0.2%
Brunswick Corp.	24,930	569,900
Eastman Kodak Co.	77,531	2,074,730
Hasbro, Inc.	43,202	1,204,472
Mattel, Inc.	104,314	2,447,206

		6,296,308
Media 3.0%
CBS Corp. "B"	184,454	5,810,301
Clear Channel Communications, Inc.	134,063	5,019,319
Comcast Corp. "A"*	832,190	20,122,354
Dow Jones & Co., Inc.	16,622	992,334
E.W. Scripps Co. "A"	22,700	953,400
Gannett Co., Inc.	63,169	2,760,485
Interpublic Group of Companies, Inc.*	119,495	1,240,358
McGraw-Hill Companies, Inc.	91,674	4,667,123
Meredith Corp.	10,738	615,288

New York Times Co. "A"	39,473	779,987
News Corp. "A"	623,300	13,706,367
Omnicom Group, Inc.	88,936	4,276,932
The DIRECTV Group, Inc.*	207,800	5,045,384
Time Warner, Inc.	1,004,112	18,435,496
Tribune Co.	21,731	593,691
Viacom, Inc. "B"*	184,854	7,203,760
Walt Disney Co.	522,564	17,970,976

		110,193,555
Multiline Retail 0.9%
Big Lots, Inc.*	27,396	817,497
Dillard's, Inc. "A"	17,368	379,143
Family Dollar Stores, Inc.	39,872	1,059,000
J.C. Penney Co., Inc.	59,675	3,781,605
Kohl's Corp.*	85,538	4,903,894
Macy's, Inc.	116,750	3,773,360
Nordstrom, Inc.	53,232	2,496,048
Sears Holdings Corp.*	20,338	2,586,994
Target Corp.	227,991	14,493,388

		34,290,929
Specialty Retail 1.5%
Abercrombie & Fitch Co. "A"	23,400	1,888,380
AutoNation, Inc.*	40,959	725,793
AutoZone, Inc.*	12,308	1,429,451
Bed Bath & Beyond, Inc.*	73,066	2,493,012
Best Buy Co., Inc.	107,172	4,932,055
Circuit City Stores, Inc.	38,433	304,005
Home Depot, Inc.	454,647	14,748,749
Limited Brands, Inc.	87,311	1,998,549
Lowe's Companies, Inc.	398,074	11,154,033
Office Depot, Inc.*	73,459	1,514,725
OfficeMax, Inc.	20,078	688,073
RadioShack Corp.	37,995	784,977
Staples, Inc.	192,173	4,129,798
The Gap, Inc.	133,258	2,457,277
The Sherwin-Williams Co.	29,505	1,938,774
Tiffany & Co.	36,816	1,927,318
TJX Companies, Inc.	119,699	3,479,650

		56,594,619
Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc.*	100,300	4,741,181
Jones Apparel Group, Inc.	25,560	540,083
Liz Claiborne, Inc.	27,906	958,013
NIKE, Inc. "B"	105,616	6,195,434
Polo Ralph Lauren Corp.	16,100	1,251,775
VF Corp.	24,040	1,941,230

		15,627,716
Consumer Staples 9.5%
Beverages 2.2%
Anheuser-Busch Companies, Inc.	201,880	10,091,981
Brown-Forman Corp. "B"	21,778	1,631,390
Coca-Cola Co.	535,735	30,788,691
Coca-Cola Enterprises, Inc.	75,524	1,829,191
Constellation Brands, Inc. "A"*	52,600	1,273,446

Molson Coors Brewing Co. "B"	15,802	1,574,985
Pepsi Bottling Group, Inc.	37,562	1,396,180
PepsiCo, Inc.	435,050	31,871,763

		80,457,627
Food & Staples Retailing 2.3%
Costco Wholesale Corp.	117,933	7,237,548
CVS Caremark Corp.	398,791	15,804,087
Kroger Co.	190,463	5,432,005
Safeway, Inc.	118,207	3,913,834
SUPERVALU, Inc.	55,491	2,164,704
Sysco Corp.	167,290	5,953,851
Wal-Mart Stores, Inc.	646,254	28,208,987
Walgreen Co.	267,578	12,640,385
Whole Foods Market, Inc.	37,400	1,831,104

		83,186,505
Food Products 1.4%
Archer-Daniels-Midland Co.	173,353	5,734,517
Campbell Soup Co.	53,809	1,990,933
ConAgra Foods, Inc.	137,052	3,581,169
Dean Foods Co.	35,000	895,300
General Mills, Inc.	92,750	5,380,427
H.J. Heinz Co.	88,054	4,068,095
Kellogg Co.	67,634	3,787,504
Kraft Foods, Inc. "A"	424,584	14,652,394
McCormick & Co., Inc.	35,900	1,291,323
Sara Lee Corp.	203,439	3,395,397
The Hershey Co.	47,060	2,184,055
Tyson Foods, Inc. "A"	69,100	1,233,435
Wm. Wrigley Jr. Co.	59,802	3,841,082

		52,035,631
Household Products 2.2%
Clorox Co.	37,232	2,270,780
Colgate-Palmolive Co.	137,268	9,789,954
Kimberly-Clark Corp.	114,607	8,052,288
Procter & Gamble Co.	840,296	59,106,420

		79,219,442
Personal Products 0.2%
Avon Products, Inc.	116,470	4,371,119
Estee Lauder Companies, Inc. "A"	31,700	1,345,982

		5,717,101
Tobacco 1.2%
Altria Group, Inc.	566,852	39,413,219
Reynolds American, Inc.	46,090	2,930,863
UST, Inc.	42,851	2,125,410

		44,469,492
Energy 11.6%
Energy Equipment & Services 2.4%
Baker Hughes, Inc.	86,473	7,814,565
BJ Services Co.	79,528	2,111,468
ENSCO International, Inc.	39,800	2,232,780
Halliburton Co.	239,678	9,203,635
Nabors Industries Ltd.*	75,738	2,330,458
National-Oilwell Varco, Inc.*	48,100	6,950,450

Noble Corp.	72,248	3,543,765
Rowan Companies, Inc.	30,539	1,117,117
Schlumberger Ltd.	320,944	33,699,120
Smith International, Inc.	54,000	3,855,600
Transocean, Inc.*	77,900	8,806,595
Weatherford International Ltd.*	90,700	6,093,226

		87,758,779
Oil, Gas & Consumable Fuels 9.2%
Anadarko Petroleum Corp.	123,968	6,663,280
Apache Corp.	90,874	8,184,112
Chesapeake Energy Corp.	110,500	3,896,230
Chevron Corp.	573,956	53,710,803
ConocoPhillips	438,709	38,505,489
CONSOL Energy, Inc.	50,200	2,339,320
Devon Energy Corp.	119,204	9,917,773
El Paso Corp.	184,598	3,132,628
EOG Resources, Inc.	65,600	4,744,848
ExxonMobil Corp.	1,493,368	138,226,142
Hess Corp.	74,665	4,967,463
Marathon Oil Corp.	183,388	10,456,784
Murphy Oil Corp.	45,900	3,207,951
Occidental Petroleum Corp.	224,062	14,357,893
Peabody Energy Corp.	71,800	3,437,066
Spectra Energy Corp.	169,598	4,151,759
Sunoco, Inc.	32,972	2,333,758
Tesoro Corp.	37,500	1,725,750
Valero Energy Corp.	149,100	10,016,538
Williams Companies, Inc.	162,423	5,532,127
XTO Energy, Inc.	99,400	6,146,896

		335,654,610
Financials 19.7%
Capital Markets 3.4%
American Capital Strategies Ltd.	47,900	2,046,767
Ameriprise Financial, Inc.	63,308	3,995,368
Bank of New York Mellon Corp.	305,392	13,480,003
Bear Stearns Companies, Inc.	31,208	3,832,655
Charles Schwab Corp.	250,833	5,417,993
E*TRADE Financial Corp.*	110,600	1,444,436
Federated Investors, Inc. "B"	23,100	917,070
Franklin Resources, Inc.	42,371	5,402,303
Janus Capital Group, Inc.	52,179	1,475,622
Legg Mason, Inc.	35,700	3,009,153
Lehman Brothers Holdings, Inc.	142,844	8,817,760
Merrill Lynch & Co., Inc.	232,104	16,544,373
Morgan Stanley	283,364	17,851,932
Northern Trust Corp.	54,505	3,612,046
State Street Corp.	104,834	7,145,485
T. Rowe Price Group, Inc.	72,652	4,045,990
The Goldman Sachs Group, Inc.	109,169	23,661,289

		122,700,245
Commercial Banks 3.5%
BB&T Corp.	148,818	6,010,759
Comerica, Inc.	44,857	2,300,267
Commerce Bancorp, Inc.	51,200	1,985,536

Fifth Third Bancorp.	144,191	4,885,191
First Horizon National Corp.	33,891	903,534
Huntington Bancshares, Inc.	99,496	1,689,442
KeyCorp.	111,083	3,591,313
M&T Bank Corp.	21,600	2,234,520
Marshall & Ilsley Corp.	62,755	2,746,786
National City Corp.	170,523	4,278,422
PNC Financial Services Group, Inc.	92,061	6,269,354
Regions Financial Corp.	195,119	5,752,108
SunTrust Banks, Inc.	93,992	7,112,375
Synovus Financial Corp.	87,421	2,452,159
US Bancorp.	464,815	15,120,432
Wachovia Corp.	512,451	25,699,418
Wells Fargo & Co.	899,956	32,056,433
Zions Bancorp.	25,056	1,720,596

		126,808,645
Consumer Finance 0.9%
American Express Co.	318,543	18,911,898
Capital One Financial Corp.	110,643	7,350,014
Discover Financial Services	128,532	2,673,466
SLM Corp.	110,165	5,471,896

		34,407,274
Diversified Financial Services 5.0%
Bank of America Corp.	1,194,795	60,062,344
CIT Group, Inc.	51,400	2,066,280
Citigroup, Inc.	1,339,460	62,512,598
CME Group, Inc.	14,300	8,399,105
IntercontinentalExchange, Inc.*	18,600	2,825,340
JPMorgan Chase & Co.	911,113	41,747,198
Leucadia National Corp.	44,900	2,165,078
Moody's Corp.	59,600	3,003,840

		182,781,783
Insurance 4.5%
ACE Ltd.	87,928	5,325,799
Aflac, Inc.	133,344	7,605,942
Allstate Corp.	157,470	9,005,709
Ambac Financial Group, Inc.	27,834	1,751,037
American International Group, Inc.	690,448	46,708,807
Aon Corp.	79,587	3,566,294
Assurant, Inc.	27,500	1,471,250
Chubb Corp.	105,858	5,678,223
Cincinnati Financial Corp.	46,734	2,024,050
Genworth Financial, Inc. "A"	114,000	3,503,220
Hartford Financial Services Group, Inc.	84,546	7,824,732
Lincoln National Corp.	77,174	5,091,169
Loews Corp.	115,686	5,593,418
Marsh & McLennan Companies, Inc.	145,932	3,721,266
MBIA, Inc.	34,646	2,115,138
MetLife, Inc.	200,411	13,974,659
Principal Financial Group, Inc.	76,119	4,802,348
Progressive Corp.	194,988	3,784,717
Prudential Financial, Inc.	123,616	12,062,449
Safeco Corp.	30,589	1,872,659
The Travelers Companies, Inc.	176,775	8,898,854

Torchmark Corp.	26,410	1,645,871
Unum Group	86,494	2,116,508
XL Capital Ltd. "A"	48,932	3,875,414

		164,019,533
Real Estate Investment Trusts 1.2%
Apartment Investment & Management Co. "A" (REIT)	27,100	1,223,023
Archstone-Smith Trust (REIT)	60,200	3,620,428
AvalonBay Communities, Inc. (REIT)	20,200	2,384,812
Boston Properties, Inc. (REIT)	28,800	2,992,320
Developers Diversified Realty Corp. (REIT)	34,800	1,944,276
Equity Residential (REIT)	80,360	3,404,050
General Growth Properties, Inc. (REIT)	66,800	3,581,816
Host Hotels & Resorts, Inc. (REIT)	142,800	3,204,432
Kimco Realty Corp. (REIT)	61,100	2,762,331
Plum Creek Timber Co., Inc. (REIT)	51,324	2,297,262
ProLogis (REIT)	67,600	4,485,260
Public Storage (REIT)	29,430	2,314,669
Simon Property Group, Inc. (REIT)	61,434	6,143,400
Vornado Realty Trust (REIT)	39,000	4,264,650

		44,622,729
Real Estate Management & Development 0.0%
CB Richard Ellis Group, Inc. "A"*	50,600	1,408,704
Thrifts & Mortgage Finance 1.2%
Countrywide Financial Corp.	155,044	2,947,386
Fannie Mae	262,128	15,940,004
Freddie Mac	175,031	10,328,579
Hudson City Bancorp, Inc.	134,500	2,068,610
MGIC Investment Corp.	22,363	722,549
Sovereign Bancorp, Inc.	97,991	1,669,767
Washington Mutual, Inc.	236,159	8,338,774

		42,015,669
Health Care 11.6%
Biotechnology 1.2%
Amgen, Inc.*	292,624	16,553,740
Biogen Idec, Inc.*	79,571	5,277,945
Celgene Corp.*	100,400	7,159,524
Genzyme Corp.*	70,840	4,389,246
Gilead Sciences, Inc.*	249,420	10,193,795

		43,574,250
Health Care Equipment & Supplies 1.7%
Bausch & Lomb, Inc.	14,501	928,064
Baxter International, Inc.	173,598	9,770,095
Becton, Dickinson & Co.	65,592	5,381,824
Boston Scientific Corp.*	348,006	4,854,684
C.R. Bard, Inc.	27,994	2,468,791
Covidien Ltd.	134,057	5,563,365
Hospira, Inc.*	41,922	1,737,667
Medtronic, Inc.	305,399	17,227,558
St. Jude Medical, Inc.*	91,826	4,046,772
Stryker Corp.	68,248	4,692,732
Varian Medical Systems, Inc.*	34,900	1,461,961
Zimmer Holdings, Inc.*	63,608	5,151,612

		63,285,125

Health Care Providers & Services 2.2%
Aetna, Inc.	137,696	7,472,762
AmerisourceBergen Corp.	52,348	2,372,935
Cardinal Health, Inc.	99,368	6,213,481
CIGNA Corp.	76,175	4,059,366
Coventry Health Care, Inc.*	42,058	2,616,428
Express Scripts, Inc.*	69,400	3,873,908
Humana, Inc.*	45,451	3,176,116
Laboratory Corp. of America Holdings*	31,600	2,472,068
Manor Care, Inc.	19,709	1,269,260
McKesson Corp.	79,715	4,686,445
Medco Health Solutions, Inc.*	72,888	6,588,346
Patterson Companies, Inc.*	38,300	1,478,763
Quest Diagnostics, Inc.	42,102	2,432,232
Tenet Healthcare Corp.*	131,848	443,009
UnitedHealth Group, Inc.	356,724	17,276,143
WellPoint, Inc.*	162,616	12,833,655

		79,264,917
Health Care Technology 0.1%
IMS Health, Inc.	54,006	1,654,744
Life Sciences Tools & Services 0.3%
Applera Corp. - Applied Biosystems Group	49,935	1,729,748
Millipore Corp.*	14,081	1,067,340
PerkinElmer, Inc.	33,563	980,375
Thermo Fisher Scientific, Inc.*	111,428	6,431,624
Waters Corp.*	27,605	1,847,327

		12,056,414
Pharmaceuticals 6.1%
Abbott Laboratories	416,122	22,312,461
Allergan, Inc.	82,578	5,323,804
Barr Pharmaceuticals, Inc.*	29,000	1,650,390
Bristol-Myers Squibb Co.	530,236	15,281,401
Eli Lilly & Co.	265,447	15,111,898
Forest Laboratories, Inc.*	85,381	3,183,857
Johnson & Johnson	779,401	51,206,646
King Pharmaceuticals, Inc.*	65,475	767,367
Merck & Co., Inc.	586,006	30,290,650
Mylan Laboratories, Inc.	58,000	925,680
Pfizer, Inc.	1,865,193	45,566,665
Schering-Plough Corp.	435,252	13,767,021
Watson Pharmaceuticals, Inc.*	27,607	894,467
Wyeth	364,009	16,216,601

		222,498,908
Industrials 11.5%
Aerospace & Defense 2.9%
Boeing Co.	211,020	22,154,990
General Dynamics Corp.	109,060	9,212,298
Goodrich Corp.	34,038	2,322,413
Honeywell International, Inc.	201,468	11,981,302
L-3 Communications Holdings, Inc.	33,800	3,452,332
Lockheed Martin Corp.	93,526	10,146,635
Northrop Grumman Corp.	92,550	7,218,900
Precision Castparts Corp.	37,100	5,490,058

Raytheon Co.	117,723	7,513,082
Rockwell Collins, Inc.	44,844	3,275,406
United Technologies Corp.	267,040	21,491,379

		104,258,795
Air Freight & Logistics 0.9%
C.H. Robinson Worldwide, Inc.	47,700	2,589,633
FedEx Corp.	82,601	8,652,455
United Parcel Service, Inc. "B"	282,970	21,251,047

		32,493,135
Airlines 0.1%
Southwest Airlines Co.	201,291	2,979,107
Building Products 0.1%
American Standard Companies, Inc.	47,252	1,683,116
Masco Corp.	101,105	2,342,603

		4,025,719
Commercial Services & Supplies 0.5%
Allied Waste Industries, Inc.*	61,646	785,986
Avery Dennison Corp.	25,431	1,450,076
Cintas Corp.	37,166	1,378,859
Equifax, Inc.	34,709	1,323,107
Monster Worldwide, Inc.*	33,489	1,140,635
Pitney Bowes, Inc.	59,185	2,688,183
R.R. Donnelley & Sons Co.	59,121	2,161,464
Robert Half International, Inc.	44,175	1,319,065
Waste Management, Inc.	145,140	5,477,584

		17,724,959
Construction & Engineering 0.1%
Fluor Corp.	24,004	3,456,096
Electrical Equipment 0.5%
Cooper Industries Ltd. "A"	49,002	2,503,512
Emerson Electric Co.	213,240	11,348,633
Rockwell Automation, Inc.	42,856	2,978,920

		16,831,065
Industrial Conglomerates 3.9%
3M Co.	192,766	18,039,042
General Electric Co.	2,758,965	114,221,151
Textron, Inc.	67,254	4,183,871
Tyco International Ltd.	134,057	5,944,088

		142,388,152
Machinery 1.8%
Caterpillar, Inc.	172,068	13,495,293
Cummins, Inc.	27,146	3,471,702
Danaher Corp.	63,922	5,286,989
Deere & Co.	59,696	8,860,080
Dover Corp.	55,459	2,825,636
Eaton Corp.	39,554	3,917,428
Illinois Tool Works, Inc.	112,142	6,688,149
Ingersoll-Rand Co., Ltd. "A"	77,154	4,202,578
ITT Corp.	48,792	3,314,441
PACCAR, Inc.	66,977	5,709,789
Pall Corp.	33,010	1,284,089
Parker Hannifin Corp.	31,368	3,507,884

Terex Corp.*	27,900	2,483,658

		65,047,716
Road & Rail 0.7%
Burlington Northern Santa Fe Corp.	80,886	6,565,516
CSX Corp.	117,352	5,014,451
Norfolk Southern Corp.	107,044	5,556,654
Ryder System, Inc.	16,390	803,110
Union Pacific Corp.	71,765	8,113,751

		26,053,482
Trading Companies & Distributors 0.0%
W.W. Grainger, Inc.	19,262	1,756,502
Information Technology 16.1%
Communications Equipment 2.9%
Avaya, Inc.*	113,855	1,930,981
Ciena Corp.*	22,898	871,956
Cisco Systems, Inc.*	1,640,064	54,302,519
Corning, Inc.	423,590	10,441,493
JDS Uniphase Corp.*	59,439	889,207
Juniper Networks, Inc.*	138,400	5,066,824
Motorola, Inc.	627,396	11,625,648
QUALCOMM, Inc.	450,754	19,048,864
Tellabs, Inc.*	118,630	1,129,358

		105,306,850
Computers & Peripherals 4.3%
Apple, Inc.*	234,178	35,955,690
Dell, Inc.*	612,447	16,903,537
EMC Corp.*	564,762	11,747,050
Hewlett-Packard Co.	694,136	34,561,032
International Business Machines Corp.	366,320	43,152,496
Lexmark International, Inc. "A"*	26,357	1,094,606
NCR Corp.*	48,098	2,395,280
Network Appliance, Inc.*	95,809	2,578,220
QLogic Corp.*	46,000	618,700
SanDisk Corp.*	61,300	3,377,630
Sun Microsystems, Inc.*	948,865	5,323,133

		157,707,374
Electronic Equipment & Instruments 0.4%
Agilent Technologies, Inc.*	107,941	3,980,864
Jabil Circuit, Inc.	49,075	1,120,873
Molex, Inc.	38,086	1,025,656
Solectron Corp.*	259,027	1,010,205
Tektronix, Inc.	22,710	629,975
Tyco Electronics Ltd.	134,057	4,749,640

		12,517,213
Internet Software & Services 1.7%
Akamai Technologies, Inc.*	45,000	1,292,850
eBay, Inc.*	308,132	12,023,311
Google, Inc. "A"*	62,200	35,284,194
VeriSign, Inc.*	67,000	2,260,580
Yahoo!, Inc.*	360,922	9,687,146

		60,548,081
IT Services 0.8%
Affiliated Computer Services, Inc. "A"*	26,800	1,346,432
Automatic Data Processing, Inc.	142,937	6,565,097

Cognizant Technology Solutions Corp. "A"*	38,600	3,079,122
Computer Sciences Corp.*	46,932	2,623,499
Convergys Corp.*	37,840	656,902
Electronic Data Systems Corp.	139,419	3,044,911
Fidelity National Information Services, Inc.	43,600	1,934,532
Fiserv, Inc.*	46,750	2,377,705
Paychex, Inc.	91,867	3,766,547
Unisys Corp.*	94,884	628,132
Western Union Co.	206,588	4,332,150

		30,355,029
Office Electronics 0.1%
Xerox Corp.*	253,356	4,393,193
Semiconductors & Semiconductor Equipment 2.7%
Advanced Micro Devices, Inc.*	141,297	1,865,120
Altera Corp.	98,643	2,375,324
Analog Devices, Inc.	92,268	3,336,411
Applied Materials, Inc.	371,135	7,682,495
Broadcom Corp. "A"*	123,870	4,513,823
Intel Corp.	1,572,482	40,664,385
KLA-Tencor Corp.	51,985	2,899,723
Linear Technology Corp.	60,506	2,117,105
LSI Corp.*	192,755	1,430,242
MEMC Electronic Materials, Inc.*	60,900	3,584,574
Microchip Technology, Inc.	59,600	2,164,672
Micron Technology, Inc.*	190,249	2,111,764
National Semiconductor Corp.	65,566	1,778,150
Novellus Systems, Inc.*	33,782	920,897
NVIDIA Corp.*	144,447	5,234,759
Teradyne, Inc.*	55,658	768,080
Texas Instruments, Inc.	384,748	14,077,929
Xilinx, Inc.	88,013	2,300,660

		99,826,113
Software 3.2%
Adobe Systems, Inc.*	157,304	6,867,893
Autodesk, Inc.*	61,948	3,095,542
BMC Software, Inc.*	54,169	1,691,698
CA, Inc.	104,615	2,690,698
Citrix Systems, Inc.*	47,914	1,931,892
Compuware Corp.*	81,621	654,600
Electronic Arts, Inc.*	83,106	4,653,105
Intuit, Inc.*	91,266	2,765,360
Microsoft Corp.	2,171,095	63,960,459
Novell, Inc.*	93,182	711,910
Oracle Corp.*	1,060,129	22,951,793
Symantec Corp.*	242,206	4,693,952

		116,668,902
Materials 3.2%
Chemicals 1.7%
Air Products & Chemicals, Inc.	58,190	5,688,654
Ashland, Inc.	15,604	939,517
Dow Chemical Co.	255,791	11,014,361
E.I. du Pont de Nemours & Co.	247,852	12,283,545
Eastman Chemical Co.	22,586	1,507,164
Ecolab, Inc.	46,842	2,210,942

Hercules, Inc.*	31,630	664,863
International Flavors & Fragrances, Inc.	21,316	1,126,764
Monsanto Co.	146,884	12,593,834
PPG Industries, Inc.	44,562	3,366,659
Praxair, Inc.	86,128	7,214,081
Rohm & Haas Co.	38,189	2,125,982
Sigma-Aldrich Corp.	36,068	1,757,954

		62,494,320
Construction Materials 0.1%
Vulcan Materials Co.	25,731	2,293,919
Containers & Packaging 0.1%
Ball Corp.	27,624	1,484,790
Bemis Co., Inc.	29,030	845,063
Pactiv Corp.*	35,149	1,007,371
Sealed Air Corp.	43,472	1,111,144
Temple-Inland, Inc.	28,862	1,519,007

		5,967,375
Metals & Mining 1.0%
Alcoa, Inc.	239,651	9,375,147
Allegheny Technologies, Inc.	25,879	2,845,396
Freeport-McMoRan Copper & Gold, Inc.	102,799	10,782,587
Newmont Mining Corp.	121,600	5,439,168
Nucor Corp.	81,436	4,842,999
United States Steel Corp.	30,592	3,240,917

		36,526,214
Paper & Forest Products 0.3%
International Paper Co.	115,704	4,150,302
MeadWestvaco Corp.	50,044	1,477,799
Weyerhaeuser Co.	56,829	4,108,737

		9,736,838
Telecommunication Services 3.7%
Diversified Telecommunication Services 3.1%
AT&T, Inc.	1,642,230	69,482,751
CenturyTel, Inc.	30,955	1,430,740
Citizens Communications Co.	86,705	1,241,616
Embarq Corp.	40,281	2,239,624
Qwest Communications International, Inc.*	425,481	3,897,406
Verizon Communications, Inc.	790,412	34,999,443
Windstream Corp.	130,774	1,846,529

		115,138,109
Wireless Telecommunication Services 0.6%
ALLTEL Corp.	94,136	6,559,396
Sprint Nextel Corp.	770,628	14,641,932

		21,201,328
Utilities 3.4%
Electric Utilities 1.8%
Allegheny Energy, Inc.*	45,318	2,368,319
American Electric Power Co., Inc.	108,215	4,986,547
Duke Energy Corp.	339,196	6,339,573
Edison International	87,790	4,867,955
Entergy Corp.	54,609	5,913,609
Exelon Corp.	181,638	13,688,240

FirstEnergy Corp.	86,895	5,503,929
FPL Group, Inc.	108,994	6,635,555
Pinnacle West Capital Corp.	27,496	1,086,367
PPL Corp.	103,948	4,812,792
Progress Energy, Inc.	70,050	3,281,842
Southern Co.	200,288	7,266,449

		66,751,177
Gas Utilities 0.1%
Nicor, Inc.	12,437	533,547
Questar Corp.	46,200	2,426,886

		2,960,433
Independent Power Producers & Energy Traders 0.5%
AES Corp.*	181,650	3,640,266
Constellation Energy Group	48,587	4,168,279
Dynegy, Inc. "A"*	114,161	1,054,848
TXU Corp.	124,150	8,500,550

		17,363,943
Multi-Utilities 1.0%
Ameren Corp.	56,819	2,982,998
CenterPoint Energy, Inc.	84,268	1,350,816
CMS Energy Corp.	62,049	1,043,664
Consolidated Edison, Inc.	67,416	3,121,361
Dominion Resources, Inc.	78,390	6,608,277
DTE Energy Co.	45,903	2,223,541
Integrys Energy Group, Inc.	20,300	1,039,969
NiSource, Inc.	74,866	1,432,935
PG&E Corp.	94,047	4,495,447
Public Service Enterprise Group, Inc.	68,473	6,024,939
Sempra Energy	70,590	4,102,691
TECO Energy, Inc.	56,388	926,455
Xcel Energy, Inc.	109,637	2,361,581

		37,714,674

Total Common Stocks (Cost $2,383,117,142)		3,627,120,083
	Principal Amount ($)	Value ($)

Government & Agency Obligations 0.1%
US Treasury Bill, 4.65%**, 1/17/2008 (a) (Cost $2,519,460)	2,555,000	2,526,356
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,385,636,602)	99.6	3,629,646,439
Other Assets and Liabilities, Net	0.4	15,152,245

Net Assets	100.0	3,644,798,684

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
**		Annualized yield at time of purchase; not a coupon rate.
(a)		At September 30, 2007, this security has been pledged, in whole or in part, to cover initial margin requirements for open future contracts.
REIT: Real Estate Investment Trust
At September 30, 2007, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

S&P 500 Index	12/20/2007	59	22,485,466	22,686,975	201,509

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS S&P 500 Index Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS S&P 500 Index Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 16, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        November 16, 2007